Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Schedule of financial instruments categories and classes

Carrying amount of financial instrument categories
in € THOUS
	2017	2016
Loans and receivables	3,573,597	3,835,800
Financial liabilities recognized at amortized cost	(9,594,293)	(10,449,169)
Financial assets at fair value through profit or loss	113,713	132,406
Financial liabilities at fair value through profit or loss	(317,745)	(339,701)
Available for sale financial assets(1)	19,493	256,437
Not assigned to a category	261,484	(194,176)

(1)       The impact on the consolidated statements of shareholders' equity is not material.

Schedule of carrying value and fair value of financial instruments

Carrying amount and fair value of financial instruments
in € THOUS
	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivative financial instruments
Cash and cash equivalents	978,109	978,109	708,882	708,882
Assets recognized at carrying amount(1)	3,728,097	3,728,097	3,987,806	3,987,806
Assets recognized at fair value	19,493	19,493	256,437	256,437
Liabilities recognized at carrying amount(2)	(9,631,997)	(10,038,690)	(10,492,944)	(10,993,377)
Liabilities recognized at fair value	(205,791)	(205,791)	(223,504)	(223,504)
Noncontrolling interests subject to put provisions	(830,773)	(830,773)	(1,007,733)	(1,007,733)
Derivative financial instruments
Derivatives not designated as hedging instruments	1,759	1,759	16,209	16,209
Derivatives designated as hedging instruments	(2,648)	(2,648)	(3,556)	(3,556)

(1)        Not included are "Other current and non-current assets" that do not qualify as financial instruments (December 31, 2017: €653,449 and December 31, 2016: €850,630).

(2)        Not included are "Current and non-current provisions and other current and non-current liabilities" that do not qualify as financial instruments (December 31, 2017: €1,221,209 and December 31, 2016: €1,190,462).

Schedule of variable payments outstanding for acquisitions

Variable payments outstanding for acquisitions
in € THOUS
	2017	2016	2015
Beginning balance at January 1,	223,504	51,125	41,911
Acquisitions and divestitures	21,128	195,701	31,712
Repayments	(32,764)	(25,826)	(24,760)
(Gain) Loss recognized in profit or loss	(2,685)	613	(1,080)
Foreign currency translation and other changes	(3,391)	1,891	3,342

Ending balance at December 31,	205,792	223,504	51,125

Schedule of non-controlling interests subject to put provisions

Noncontrolling interests subject to put provisions
in € THOUS
	2017	2016	2015
Beginning balance at January 1,	1,007,733	791,075	551,045
Contributions to noncontrolling interests	(164,404)	(169,260)	(148,562)
Purchase of noncontrolling interests	(121,057)	(1,785)	(3,237)
Sale of noncontrolling interests	70,528	53,919	10,370
Contributions from noncontrolling interests	14,794	29,144	15,096
Expiration of put provisions and other reclassifications	(6,329)	(8,814)	4,692
Changes in fair value of noncontrolling interests	(20,012)	115,627	154,235
Net income	160,916	164,515	143,422
Foreign currency translation	(111,396)	33,312	64,014

Ending balance at December 31,	830,773	1,007,733	791,075

Schedule of significant net positions in foreign currencies
Significant net positions in foreign currencies
in € THOUS
2017
USD	198,755
CNY	150,384
KRW	81,285
RUB	72,410
INR	44,655

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation
in € THOUS
	2017		2016
	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships(1)
Current
Foreign exchange contracts	531	(2,182)	2,018	(4,101)
Non-current
Foreign exchange contracts	30	(11)	17	(76)
Interest rate contracts	—	(1,016)	—	(1,414)

Total	561	(3,209)	2,035	(5,591)

Derivatives not designated as hedging instruments(1)
Current
Foreign exchange contracts	11,279	(9,520)	37,743	(21,415)
Non-current
Foreign exchange contracts	—	—	—	(119)
Derivatives embedded in the Convertible Bonds	—	(102,434)	—	(94,663)
Share Options to secure the Convertible Bonds	102,434	—	94,663	—

Total	113,713	(111,954)	132,406	(116,197)

(1)        At December 31, 2017 and December 31, 2016, the valuation of the Company's derivatives was determined using significant other observable inputs (Level 2).

(2)        Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Schedule of effect of derivatives on the consolidated financial statements

The effect of derivatives on the consolidated financial statements in € THOUS
	Amount of Gain (Loss) recognized in AOCI on derivatives (effective portion) for the year ended December 31,			Amount of (Gain) Loss reclassified from AOCI in Income (effective portion) for the year ended December 31,
			Location of (Gain) Loss reclassified from AOCI in Income (effective portion)
Derivatives in cash flow hedging relationships	2017	2016		2017	2016
Interest rate contracts	(388)	1,050	Interest income/expense	27,875	26,335
Foreign exchange contracts	2,001	(2,407)	Costs of Revenue	(1,505)	133

	1,613	(1,357)		26,370	26,468

		Amount of (Gain) Loss recognized in Income on derivatives for the year ended December 31,
	Location of (Gain) Loss recognized in Income on derivatives
Derivatives not designated as hedging instruments		2017	2016
Foreign exchange contracts	Selling, general and administrative expenses	(8,275)	(2,109)
Foreign exchange contracts	Interest income/expense	9,435	2,937
Derivatives embedded in the Convertible Bonds	Interest income/expense	7,771	(11,877)
Share Options to secure the Convertible Bonds	Interest income/expense	(7,771)	11,877

		1,160	828

Schedule of expected timing for cash flows related to derivative financial instruments

Cash Flow from derivative financial instruments
in € THOUS
	Expected in period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2017
Designated as hedging instrument	(2,370)	(530)	—	—
Not designated as hedging instrument	1,762	—	—	—
2016
Designated as hedging instrument	(2,879)	(953)	—	—
Not designated as hedging instrument	16,331	(119)	—	—

Schedule of non-discounted payments agreed by contract concerning derivative financial instruments

Maturity of long-term debt and capital lease obligations
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years	Total
2017
Amended 2012 Credit Agreement	128,058	656,117	1,242,907	—	2,027,082
Bonds	733,528	1,333,966	1,425,657	333,528	3,826,679
Convertible Bonds	—	400,000	—	—	400,000
Accounts Receivable Facility	—	294,338	—	—	294,338
Capital lease obligations	8,831	14,948	4,860	9,065	37,704
Other	15,220	22,111	41,378	52,933	131,642

Total	885,637	2,721,480	2,714,802	395,526	6,717,445

2016
Amended 2012 Credit Agreement	213,735	2,040,150	—	—	2,253,885
Bonds	474,338	1,788,412	1,390,978	1,043,544	4,697,272
Convertible Bonds	—	—	400,000	—	400,000
Accounts Receivable Facility	—	166,018	—	—	166,018
Capital lease obligations	11,211	13,868	7,707	10,989	43,775
Other	25,790	16,706	6,543	3,644	52,683

Total	725,074	4,025,154	1,805,228	1,058,177	7,613,633

Schedule of non-discounted payments agreed by contract concerning derivative financial instruments

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2017
Accounts payable	590,493	11	—	—
Accounts payable to related parties	147,349	—	—	—
Other current financial liabilities	1,446,458	—	—	—
Short-term debt(1)	769,279	—	—	—
Long-term debt and capital lease obligations(2)(3)	198,585	1,463,857	1,328,177	66,063
Bonds	946,099	1,613,103	1,532,235	365,213
Variable payments outstanding for acquisitions	15,921	87,533	116,776	16,918
Noncontrolling interests subject to put provisions	473,189	200,299	81,424	115,960
Letters of credit	—	59,404	1,409	—
Derivative financial instruments – in cash flow hedging relationships	2,901	560	—	–
Derivative financial instruments – not designated as hedging instrument	9,523	102,434	—	—
2016
Accounts payable	575,556	101	—	—
Accounts payable to related parties	264,069	—	—	—
Other current financial liabilities	1,521,104	—	—	—
Short-term debt(1)	575,010	—	—	—
Long-term debt and capital lease obligations(2)(3)	302,133	2,320,334	418,309	19,865
Bonds	741,243	2,206,333	1,601,433	1,117,126
Variable payments outstanding for acquisitions	78,717	43,659	107,145	23,042
Noncontrolling interests subject to put provisions	527,243	229,508	173,819	136,443
Letters of credit	—	18,212	—	—
Derivative financial instruments – in cash flow hedging relationships	4,897	970	—	—
Derivative financial instruments – not designated as hedging instrument	21,427	94,782	—	—

(1)        Includes amounts from related parties.

(2)        Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2017 and 2016.

(3)        Excluding Bonds.